Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Balance, Amount at Dec. 31, 2012	$ 662.5		$ 1,104.9	$ (442.7)	$ (2.2)	$ 2.5
Balance, Shares at Dec. 31, 2012		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(117.8)			(117.8)
Unrealized gain resulting from change in fair value of derivative instruments, net of tax	4.7				4.7
Acquisition of noncontrolling interest	(2.5)					(2.5)
Stock-based compensation expense	4.6		4.6
Balance, Amount at Dec. 31, 2013	551.5		1,109.5	(560.5)	2.5	0.0
Balance, Shares at Dec. 31, 2013		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(17.1)			(17.1)
Unrealized gain resulting from change in fair value of derivative instruments, net of tax	(1.0)				(1.0)
Stock-based compensation expense	4.5		4.5
Capital contribution from parent	0.0		0.0
Return of capital to parent	(9.0)		(9.0)
Balance, Amount at Dec. 31, 2014	528.9		1,105.0	(577.6)	1.5	0.0
Balance, Shares at Dec. 31, 2014		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(33.6)			(33.6)
Unrealized gain resulting from change in fair value of derivative instruments, net of tax	(1.5)				(1.5)
Stock-based compensation expense	3.1		3.1
Capital contribution from parent	0.4		0.4
Return of capital to parent	(7.5)		(7.5)
Balance, Amount at Dec. 31, 2015	489.8	$ 0.0	1,101.0	(611.2)	$ 0.0	$ 0.0
Balance, Shares at Dec. 31, 2015		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(14.0)			(14.0)
Stock-based compensation expense	3.3		3.3
Return of capital to parent	(12.6)		(12.6)
Balance, Amount at Jun. 30, 2016	$ 466.5	$ 0.0	$ 1,091.7	$ (625.2)
Balance, Shares at Jun. 30, 2016		1,000